Earnings Per Common Share - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Pre-IPO net income (loss)	$ 0	$ 0	$ 39,888	$ 0